Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6. Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	March 31, 2024	December 31, 2023
Computer software and web development	$229,436	$229,527
Computer equipment	23,945	23,738
Buildings	—	5,158
Leasehold improvements	4,600	4,600
Furniture, fixtures and equipment	1,166	1,166
Computer software and web development projects in-process	3,739	2,157

Property and equipment, gross	262,886	266,346
Less: Accumulated depreciation	(226,326)	(221,291)

Total property and equipment, net	$36,560	$45,055

On February 29, 2024, the Company sold its Van Nuys production facility which had a net carrying value of $4.8 million for $6.2 million. The Company recognized a gain on the sale of the facility of $0.8 million, which is recorded as a reduction in general and administrative expenses. Simultaneous with the sale, the Company entered into a five year lease of the facility at an annual base rate of $0.3 million per year which increases by 3% annually. The Company recorded at the inception of the lease a right-of-use
asset and lease liability of $1.3 million using a discount rate of 12.5% and classified this lease as an operating lease. The total operating lease costs recognized for the Van Nuys production facility was $0.1 million for the three months ended March 31, 2024.
The Company recorded depreciation expense related to property and equipment in the following expense categories of its unaudited condensed consolidated statements of operations as follows (in thousands):

	Three months ended March 31,
	2024	2023
Cost of revenue	$2,058	$4,932
Enterprise technology and development	3,320	4,503
General and administrative	—	1

Total depreciation	$5,378	$9,436

Note 6. Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	December 31,
	2023	2022
Computer software and web development	$229,527	$236,533
Computer equipment	23,738	24,240
Buildings	5,158	5,158
Leasehold improvements	4,600	4,600
Furniture, fixtures and equipment	1,166	1,222
Computer software and web development projects in-process	2,157	5,147

Property and equipment, gross	266,346	276,900
Less: Accumulated depreciation	(221,291)	(202,753)

Property and equipment, net	$45,055	$74,147

During the year ended December 31, 2022, primarily due to the consolidation of the Company’s digital platforms and office lease assignment, the Company disposed of certain property and equipment no longer in use. The Company recognized a net loss related to these disposals of $1.2 million during the year ended December 31, 2022 in the consolidated statements of operations. There were no similar dispositions in the year ended December 31, 2023.

On February 29, 2024, the Company sold its Van Nuys production facility which had a net carrying value of $4.8 at December 31, 2023, million for $6.2 million. Simultaneous with the sale, the Company entered into a five year lease of the facility at an annual base rate of $0.3 million per year. See Note 23,
Subsequent Events
, for additional information on the sale and leaseback of the facility.
The Company recorded depreciation expense related to property and equipment in the following expense categories of its consolidated statements of operations as follows (in thousands):

	Year Ended December 31,
	2023	2022
Cost of revenue	$17,994	$27,137
Selling and marketing	—	381
Enterprise technology and development	16,463	28,833
General and administrative	3	242

Total depreciation	$34,460	$56,593